Cover	Dec. 20, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-32917
Entity Registrant Name	ProtoKinetix, Incorporated
Entity Central Index Key	0001128189
Entity Tax Identification Number	94-3355026
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	412 Mulberry Street
Entity Address, City or Town	Marietta
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45750
City Area Code	304
Local Phone Number	299-5070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Address of principal executive offices